RELATED PARTIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) director item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
RELATED PARTIES
Number of directors | director		10
Number of key officers | item		8
Share-based payments		$ 1,130	$ 1,066	$ 1,953
CEO
RELATED PARTIES
Termination benefits	$ 362
Current liability included under accrued expenses and other payables	331	331
Current liability included under equity	$ 31	31
Labor related costs		158
Share-based payments		$ 204